24. Shareholders' equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Net income for the year	R$ 1,828,254	R$ 3,622,127	R$ 2,545,101
Net income	1,828,254	3,622,127	2,545,101
(-) Non-distributable tax incentives	(169,540)	(194,161)
(-) Constitution of legal reserve	(83,707)	(171,398)
Adjusted profit	1,575,007	3,256,568
Minimum dividends calculated on the basis of 25% of adjusted profit	397,752	814,142
Breakdown of dividends payable and interest on shareholders' equity:
Interest on shareholders' equity	1,083,000	995,438	R$ 849,994
Total dividends and interest on shareholders' equity distributed and proposed	1,083,000	995,438
Withholding income tax (IRRF) on interest on shareholders' equity	(162,450)	(149,316)
Total dividends and interest shareholders' equity, after withholding income taxes	R$ 920,550	R$ 846,122